LEASES - Narratives (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) contract	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LEASES
Sublease income	¥ 143	¥ 119	¥ 134
Negative lease expense recognized under the relief using variable lease expense approach	¥ 98	¥ 281	¥ 88
Number of lease contracts | contract	25
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 5,504